Property Plant and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,641,897	$ 2,639,460
Less: accumulated depreciation	(1,206,015)	(1,135,156)
Construction in progress	573,592	572,561
Property, plant and equipment, net	2,009,474	2,076,865
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	656,655	656,076
Plant and machinery
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,947,053	1,945,228
Furniture, fixture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	30,965	30,938
Motor vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 7,224	$ 7,218